Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 605,305	$ 1,476,850	$ 8,134,211
Accounts receivable, net	606,355	45,022
Inventories	7,918,552	11,181,806	9,607,766
Prepaid and other current assets	211,141	239,864	34,006
Total current assets	9,341,353	12,943,542	17,775,983
Goodwill	1,291,098	1,291,098
Property and equipment, net	437,257	483,878	913,097
Intangible asset, net	7,500	12,000
Right-of-use assets	3,218,074	3,404,983	3,763,295
Deferred tax asset			838,055
Deposit	60,200	60,200	77,686
TOTAL ASSETS	14,355,482	18,195,701	23,368,116
Current liabilities:
Accounts payable	1,966,179	2,494,664	898,445
Accrued expenses	1,704,981	1,686,598	779,695
Deferred revenue	8,969,670	11,802,825	16,190,861
Lease liability, current	354,576	353,612	314,903
Floor plan payable	498,320	1,212,000
Other payables	885,325	1,364,222	1,549,863
Notes payable	1,762,699
Total current liabilities	16,141,750	18,913,921	19,733,767
Lease liability, non-current	3,199,502	3,373,571	3,727,183
Convertible notes, net of debt discount	18,142,482	14,085,932	10,654,444
Warrant liabilities, at fair value	589	486,559	26,283
Conversion option, at fair value	1,219	313,191	2,724
Total liabilities	37,485,542	37,173,174	34,144,401
Commitments and contingencies (Note 14)
Preferred stock, Value	2	1	3
Stockholders’ deficit:
Common stock, value	119	91	79
Additional paid-in capital	5,449,717	2,580,057	3,108
Other comprehensive income	(8,361)	(6,696)
Accumulated deficit	(28,571,537)	(21,550,926)	(10,779,475)
Total Stockholders’ Deficit	(23,130,062)	(18,977,474)	(10,776,288)
TOTAL LIABILITIES, REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT	14,355,482	18,195,701	$ 23,368,116
Series B Preferred Stock
Stockholders’ deficit:
Preferred stock, value
Series C Preferred Stock
Stockholders’ deficit:
Preferred stock, value